401K Plan	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
401K Plan
The Company maintains an employee savings and retirement plan (the “401(k) Plan”) covering all of the Company’s employees. The 401(k) Plan permits but does not require matching contributions by the Company on behalf of participants. The Company does not make matching contributions.